Derivatives, Fair Value Hedging Basis Adjustment (Details) - Fair Value Hedging [Member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Hedged Items Currently Designated [Member] | Debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	$ 37,857	$ 32,498
Hedged Asset, Fair Value Hedge, Cumulative Basis Adjustments	(157)	870
Hedged Items Currently Designated [Member] | Loans [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	0	140
Hedged Asset, Fair Value Hedge, Cumulative Basis Adjustments	0	(1)
Hedged Items Currently Designated [Member] | Mortgage loans held for sale [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	448	465
Hedged Asset, Fair Value Hedge, Cumulative Basis Adjustments	7	(1)
Hedged Items Currently Designated [Member] | Deposits [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Liabilities	(56,535)	(23,679)
Hedged Liability, Fair Value Hedge, Cumulative Basis Adjustments	115	158
Hedged Items Currently Designated [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Liabilities	(104,341)	(128,950)
Hedged Liability, Fair Value Hedge, Cumulative Basis Adjustments	(742)	(2,154)
Hedged Items No Longer Designated [Member] | Debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	4,938	5,221
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Basis Adjustments	238	343
Hedged Items No Longer Designated [Member] | Loans [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	0	0
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Basis Adjustments	0	0
Hedged Items No Longer Designated [Member] | Mortgage loans held for sale [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	0	0
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Basis Adjustments	0	0
Hedged Items No Longer Designated [Member] | Deposits [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Liabilities	0	0
Hedged Liability, Discontinued Fair Value Hedge, Cumulative Basis Adjustments	0	0
Hedged Items No Longer Designated [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Liabilities	(25,539)	(1,953)
Hedged Liability, Discontinued Fair Value Hedge, Cumulative Basis Adjustments	366	16
Foreign exchange contract [Member] | Hedged Items Currently Designated [Member] | Debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	1,600	1,500
Foreign exchange contract [Member] | Hedged Items Currently Designated [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Liabilities	(6,300)	(7,700)
Re-Designated As Hedging Instrument [Member] | Debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Hedged Asset, Fair Value Hedge, Cumulative Basis Adjustments	1,400	2,100
Re-Designated As Hedging Instrument [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Hedged Liability, Fair Value Hedge, Cumulative Basis Adjustments	$ 66	$ 297